CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - Winvest Groups Ltd [Member] - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Revenue	$ 110,209
Cost of sales	68,479
Gross profit	41,729
Operating expenses:
Administrative expenses	656,328	150,017
Professional fees	40,193
Total operating expenses	696,521	150,017
Loss from operations	(654,791)	(150,017)
Net loss	$ (654,791)	$ (150,017)
Basic and diluted loss per common share	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding	17,476,303	16,511,217